Private Placements	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Notes to Financial Statements
NOTE 4 – Private Placements

September 2017 Private Placement

On September 11, 2017, the Company initiated and on September 29, 2017, completed a self-directed offering of 821,600 units at a price of $3.11 per unit for $2,555,176 in aggregate proceeds (the “September 2017 Private Placement”). The unit price was based on a 15% discount to the average of the 30 day closing price (last day being Friday September 8, 2017) of the Company’s common stock as reported on the OTCQB. Each unit consisted of one share of common stock and one Series S Stock Purchase Warrant to purchase one (1) share of common stock at an exercise price of $3.42 per share through September 29, 2022. The warrants may be exercised on a cashless basis. All the units were purchased by unrelated parties.

The relative fair value of the common stock was estimated to be $1,540,000. The relative fair value of the Series S Warrants was estimated to be $1,015,000 as determined based on the relative fair value allocation of the proceeds received. The Series S Warrants were valued using the Black-Scholes option pricing model using the following variables: market price of common stock - $3.95 per share; estimated volatility – 77.96%; 5-year risk free interest rate – 1.71%; expected dividend rate - 0% and expected life - 5 years.

July 2017 Private Placement

On July 24, 2017, the Company completed a self-directed offering of 300,000 units at a price of $2.30 per unit for $690,000 in aggregate proceeds (the “July 2017 Private Placement”). Each unit consisted of one share of common stock and one Series S-A Stock Purchase Warrant (each, a “Series S-A Warrant”) to purchase one (1) share of common stock at an exercise price of $2.53 per share through July 24, 2022. The warrants may be exercised on a cashless basis. All of the units of the July 2017 Private Placement were purchased by the Investor.

The relative fair value of the common stock was estimated to be $414,000. The relative fair value of the Series S-A Warrants was estimated to be $276,000 as determined based on the relative fair value allocation of the proceeds received. The Series S-A Warrants were valued using the Black-Scholes option pricing model using the following variables: market price of common stock - $3.20 per share; estimated volatility – 76.13%; 5-year risk free interest rate – 1.83%; expected dividend rate - 0% and expected life - 5 years.

June 2016 Private Placement

On June 20, 2016, the Company completed a self-directed offering of 937,500 units at a price of $3.20 per unit for $3,000,000 in aggregate proceeds (the “June 2016 Private Placement”). Each unit consisted of (a) one share of common stock; (b) one Series Q Stock Purchase Warrant (each, a “Series Q Warrant”) to purchase one share of common stock at an exercise price of $3.20 per share through June 20, 2019; and (c) one Series R Stock Purchase Warrant (each, a “Series R Warrant”) to purchase one share of common stock at a price of $4.00 per share through June 20, 2021. The warrants may be exercised on a cashless basis.

The relative fair value of the common stock was estimated to be $1,338,000. The relative fair value of the Series Q Warrants and Series R Warrants was estimated to be $783,000 and $879,000, respectively, as determined based on the relative fair value allocation of the proceeds received.

March 2016 Private Placement

Beginning on February 18, 2016 and closing on March 31, 2016, the Company completed an offering pursuant to a Private Placement Memorandum dated February 16, 2016 (the “March 2016 Private Placement”) for the sale to accredited investors of units of the Company’s equity securities (each a “PPM Unit” and collectively, the “PPM Units”) at a price of $3,100 per PPM Unit with each PPM Unit comprised of (a) one thousand shares of common stock; (b) one warrant to purchase one thousand shares of common stock at a price, subject to certain adjustments, of $3.10 per share through October 31, 2017 (the “Series O Warrant”); and (c) one warrant to purchase five hundred shares common stock at a price, subject to certain adjustments, of $3.70 per share through April 30, 2018 (the “Series P Warrant”). Pursuant to the March 2016 Private Placement, the Company issued 618 PPM Units consisting of 441 PPM Units in exchange for cash of $1,367,100 and 177 PPM Units for the conversion of $548,700 of the principal owed under the December 2015 Loan Agreement.

The terms of the March 2016 Private Placement provided for a onetime reset adjustment (the “Reset Adjustment”) such that if, within 6 months from the March 2016 Private Placement Termination Date, the Company sold equity securities at a price less than $3.10 per share (“Reset Price”), each of the subscribers having purchased Units in the March 2016 Private Placement would receive additional Units (the “Reset Units”) equal to the difference between the number of Units that would have been issuable to such subscribers if the price per share of common stock included in the Units was equal to the Reset Price less the number of Units actually received by such subscriber. The Reset Adjustment expired on September 30, 2016; no Reset Units were issued. The Reset Adjustment was accounted for as a derivative, measured at fair value, during the year ended August 31, 2016. The Company determined the Reset Adjustment had no value as of August 31, 2016.